Acquisition and Sale of Businesses and Purchase of Non-Controlling Interests - Additional Information (Detail) £ in Millions, $ in Millions		12 Months Ended		24 Months Ended
	May 02, 2018	Jun. 30, 2018 GBP (£)	Jun. 30, 2016 GBP (£)	Jun. 30, 2017 GBP (£)	Aug. 15, 2017 GBP (£)	Aug. 15, 2017 USD ($)
Disclosure of detailed information about business combination [Line Items]
Consideration payable		£ 739
Deferred/contingent consideration payable		184
Other [member]
Disclosure of detailed information about business combination [Line Items]
Consideration payable		18
Deferred/contingent consideration payable		12
Jamaica, Singapore and Malaysia beer interests [member]
Disclosure of detailed information about business combination [Line Items]
Cash paid			£ (510)
Wines in United States and Percy Fox [member]
Disclosure of detailed information about business combination [Line Items]
Cash paid			(397)
Aggregated individually immaterial business disposals [member]
Disclosure of detailed information about business combination [Line Items]
Cash paid			£ (159)
Casamigos Aquisition [member]
Disclosure of detailed information about business combination [Line Items]
Percentage of interest acquired					100.00%	100.00%
Consideration payable		721			£ 777	$ 1,000
Deferred/contingent consideration payable		172			233	300
Net sales contributed		49
Operating profit contributed		4
Profit after tax contributed		3
Transaction cost incurred		4
Gross sales contributed		£ 55
Net present value of deferred consideration					£ 172	$ 221
Expected payment of deferred consideration		Next ten years
Pierde Almas Acquisition [Member]
Disclosure of detailed information about business combination [Line Items]
Percentage of intellectual property	100.00%
Prior year acquisitions [member] | Other [member]
Disclosure of detailed information about business combination [Line Items]
Cash paid				£ 16